Options	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Options

Note 8. Options

The following table represents option activity for the three months ended March 31, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	6,331	$1,555.52	3.80
Exercisable – December 31, 2023	4,398	$1,555.52	4.27	$-
Granted	-	$-
Forfeited	-	$-
Vested	4,603
Outstanding – March 31, 2024	6,331	$1,475.00	3.55
Exercisable – March 31, 2024	4,603	$1,475.00	3.96	$-

For the three months ended March 31, 2024, the Company recognized $8,800 of compensation expense for vested stock options issued to directors, contractors and employees during 2019 to 2024.

Note 10. Options

During the years ended December 31, 2023 and December 31, 2022, $69,125 and $187,385, respectively, in compensation expense was recognized on the following:

1.	Ten-year option to purchase 3,120 shares of common stock at an exercise price of $2,000.00, which vest one year from the date of grant, were issued to Christopher Constable, the Company’s former Chief Financial Officer, under the 2018 Plan during the year ended December 31, 2018 and have vested during the year ended December 31, 2019. In connection with our underwritten public offering, such shares underlying the option are subject to a lock-up and may not be sold or otherwise transferred until May 3, 2022.

2.	Ten-year options to purchase an aggregate of 351 shares of common stock at an exercise price of $2,000.00, which vest as to 25% of the shares subject to the option each year from the date of grant, were issued to various long-term employees under the 2018 Plan during the year ended December 31, 2019.
3.	Ten-year option to purchase 250 shares of common stock at an exercise price of $2,000.00, which vest as to 20% of the shares subject to the option each year from the date of grant, were issued to an officer of the Company under the 2018 Plan during the year ended December 31, 2019.
4.	Ten-year options to purchase an aggregate of 25 shares of common stock at an exercise price of $2,000.00, which vest as to 25% of the shares subject to the option each year from the date of grant, were issued to various contractors during the year ended December 31, 2019.
5.	Three-year options to purchase an aggregate of 500 shares of common stock at an exercise price of $2,000.00, which vest in equal monthly installments during the first year from the date of grant, were issued to the Company’s directors during the year ended December 31, 2021.
6.	Three-year option to purchase 7 shares of common stock at an exercise price of $6,000.00, which vest in equal monthly installments during the term of the option, were issued to an officer of the Company during the year ended December 31, 2021.
7.	Five-year options to purchase an aggregate of 175 shares of common stock at an exercise price of $2,000.00, which vest in equal monthly installments during the term of the option, were issued to the Company’s directors during the year ended December 31, 2022.
8.	Three-year options to purchase 26 shares of common stock at an exercise price of $860.00, which vest in equal monthly installments during the term of the option, were issued to an employee during the year ended December 31, 2022.
9.	Three-year option to purchase 6 shares of common stock at an exercise price of $790.00, which vest in equal monthly installments during the term of the option, were issued to an employee during the year ended December 31, 2022.
10.	Three-year option to purchase 864 shares of common stock at an exercise price of $40.00, which vest in equal monthly installments during the term of the option, were issued to an officer of the Company during the year ended December 31, 2023.
11.	Three-year option to purchase 1,030 shares of common stock at an exercise price of $17.50, which vest in equal monthly installments during the term of the option, were issued to an employee during the year ended December 31, 2023.

The following table summarizes the assumptions used to estimate the fair value of the stock options granted for the years ended December 31, 2023 and 2022:

	2023	2022
Expected Volatility	35% – 45%	39% – 48%
Risk Free Interest Rate	2.87% – 4.72%	2.87% – 4.27%
Expected life of options	3.0 – 5.0	3.0 – 5.0

On April 20, 2022, the Company’s existing directors and two newly appointed directors each entered into a one-year director service agreement with the Company, which will automatically renew for successive one-year terms unless either party notifies the other of its desire not to renew the agreement at least 30 days prior to the end of the then current term, or unless earlier terminated in accordance with the terms of the agreement. As compensation for serving on the Board of Directors, each director will be entitled to a $25,000 annual stock grant and for serving on a Committee of the Board, an additional $5,000 annual stock grant, both based upon the closing sales price of the common stock on the last trading day of the calendar year. Each director who serves as chairman of the Audit Committee, Compensation Committee and Nominating and Governance Committee will be entitled to an additional $15,000, $10,000 and $7,500 annual stock grant, respectively. As additional consideration for such Board service, on April 20, 2022, each director was granted a five-year option to purchase 25 shares of the Company’s common stock at an exercise price of $2,000.00 per share, which shares will vest in equal quarterly installments of 1.25 shares during the term of the option. The agreement also includes customary confidentiality provisions and one-year non-competition and non-solicitation provisions.

On September 16, 2022, the Company granted an employee a three-year option to purchase 28 shares of common stock at an exercise price of $860.00 which vests in equal monthly installments during the term of the option.

On November 22, 2022, the Company granted an employee a three-year option to purchase 6 shares of common stock at an exercise price of $790.00 which vests in equal monthly installments during the term of the option.

Under the Black-Scholes option pricing model, the fair value of the 175 options, 28 options and 6 options granted during the year ended December 31, 2022 is estimated at $84,334, $8,409, and $1,615, respectively, on the date of grant using the following assumptions: stock price of $31.40, $17.20 and $15.80 at the grant date, exercise price of the option, option term, volatility rate of 39.23%, 46.72% and 46.72% and risk-free interest rate of 2.87%, 3.81% and 4.27%, respectively. The unrecognized portion of the expense remaining at December 31, 2022 is $72,620, $7,600, and $1,558, respectively, which is expected to be recognized to expense over a period of three years.

For the year ended December 31, 2022, the Company determined that the five-year option to purchase 176 shares of common stock at an exercise price of $2,300 granted to an employee of TOBC in 2021 does not meet the vesting requirements pursuant to the terms of the option grant and accordingly, reversed the expense recorded of approximately $76,400 and $79,023 for the years ended December 31, 2022 and 2021, respectively.

On August 3, 2023, the Company granted an officer a three-year option to purchase 864 shares of common stock at an exercise price of $40.00, which vest in equal monthly installments during the term of the option.

On October 1, 2023, the Company granted an employee a three-year option to purchase 1,030 shares of common stock at an exercise price of $18.00, which vest in equal monthly installments during the term of the option.

Under the Black-Scholes option pricing model, the fair value of the 864 options and 1,030 options granted during the year ended December 31, 2023 is estimated at $12,261 and $5,489, respectively, on the date of grant using the following assumptions: stock price of $40.00 and $18.00 at the grant date, exercise price of the option, option term, volatility rate of 45.44% and 35.97% and risk-free interest rate of 4.58% and 4.72%, respectively. The unrecognized portion of the expense remaining at December 31, 2023 is $10,592 and $4,961, respectively, which is expected to be recognized to expense over a period of three years.

The following table represents option activity for the years ended December 31, 2023 and 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2021	4,430	$2,000.00	6.23
Exercisable - December 31, 2021	3,807	$2,000.00	6.83	$-
Granted	208	$1,820.00
Forfeited	(176)	$2,300.00
Vested	4,122	-
Outstanding - December 31, 2022	4,462	$2,000.00	5.25
Exercisable - December 31, 2022	4,122	$2,000.00	5.28	$-
Granted	1,894	$28.88
Forfeited	(25)	$2,000.00
Vested	4,398	-
Outstanding - December 31, 2023	6,331	$1,555.52	3.80
Exercisable - December 31, 2023	4,398	$1,555.52	4.27	$-

For the year ended December 31, 2023, the Company determined that the five-year option to purchase 25 shares of common stock at an exercise price of $2,000.00 granted to a director in 2022 was forfeited as the director resigned in 2023.

The non-vested options outstanding are 1,933 and 340 for the years ended December 31, 2023 and 2022, respectively.